9. INVENTORY (Details) - CAD ($)	Dec. 31, 2020	Dec. 31, 2019
Details
Inventory expensed through cost of sales	$ 9,459,548	$ 0
Salaries and wages expensed through cost of sales	$ 1,220,247	$ 0